FINANCIAL INSTRUMENTS - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized loss		$ 631
Unrealized loss reported under change in fair value	5,094
Carrying value of notes payable to directors		500
Convertible Debt Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value of notes payable to directors		886
Senior secured notes | Investor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Carrying value of notes payable	150,000	80,688
Estimated fair value of notes payable	$ 93,375	$ 78,721